As filed with the Securities and Exchange Commission on September 14, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  April 30, 2018

Date of reporting period:  July 31, 2017

Item 1. Schedules of Investments.

Logan Capital Large Cap Growth Fund
Schedule of Investments
July 31, 2017 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 99.3%
Consumer Discretionary - 23.4%
Amazon.com, Inc. (a)	1,236	$1,220,896
Dick's Sporting Goods, Inc.	12,320	460,029
Foot Locker, Inc.	8,123	383,325
Hanesbrands, Inc.	21,686	497,043
Netflix, Inc. (a)	7,371	1,339,016
Nike, Inc.	5,861	346,092
Starbucks Corp.	10,551	569,543
The Home Depot, Inc.	4,072	609,171
Williams-Sonoma, Inc.	10,163	471,868
		5,896,983
Consumer Staples - 9.2%
Constellation Brands, Inc.	3,143	607,699
Estee Lauder Companies, Inc.	5,875	581,566
Monster Beverage Corp. (a)	13,944	735,546
Spectrum Brands Holdings, Inc.	3,407	393,304
		2,318,115
Health Care - 14.5%
Agilent Technologies, Inc.	5,149	307,859
Align Technology, Inc. (a)	4,788	800,697
AmerisourceBergen Corp.	5,537	519,481
Celgene Corp. (a)	4,112	556,806
Mettler-Toledo International, Inc. (a)	1,094	626,950
Waters Corp. (a)	2,910	504,710
Zoetis, Inc.	5,368	335,607
		3,652,110
Industrials - 9.0%
Acuity Brands, Inc.	1,995	404,287
Cintas Corp.	2,667	359,645
Nordson Corp.	3,062	388,874
The Middleby Corp. (a)	2,455	320,819
United Rentals, Inc. (a)	2,482	295,259
Verisk Analytics, Inc. (a)	5,655	493,455
		2,262,339
Information Technology - 41.7%
Alliance Data Systems Corp.	1,297	313,135
Alphabet, Inc. - Class A (a)	395	373,473
Alphabet, Inc. - Class C (a)	395	367,548
Amphenol Corp.	12,212	935,683
Apple, Inc.	8,529	1,268,518
Broadcom Ltd. (c)	4,902	1,209,127
Cognizant Technology Solutions - Class A	7,587	525,931
Electronic Arts, Inc. (a)	6,520	761,145
Facebook, Inc. (a)	5,557	940,522
Fiserv, Inc. (a)	3,917	503,335
FleetCor Technologies, Inc. (a)	2,870	436,412
Global Payments, Inc.	10,676	1,007,494
IPG Photonics Corp. (a)	2,559	390,606
MasterCard, Inc.	7,323	935,879
NCR Corp. (a)	8,407	318,205
Trimble, Inc. (a)	6,459	241,760
		10,528,773
Materials - 1.5%
Sherwin-Williams Co.	1,121	378,080
TOTAL COMMON STOCKS (Cost $14,311,982)		25,036,400

SHORT-TERM INVESTMENTS - 1.5%
MONEY MARKET FUNDS - 1.5%
Fidelity Government Portfolio - Class I, 0.87% (b)	372,367	372,367
TOTAL SHORT-TERM INVESTMENTS (Cost $372,367)		372,367
TOTAL INVESTMENTS (Cost $14,684,349) - 100.8%		25,408,767
Liabilities in Excess of Other Assets - (0.8)%		(206,194)
TOTAL NET ASSETS - 100.00%		$25,202,573

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of July 31, 2017.
(c)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital
Management, Inc.

Logan Capital Long/Short Fund
Schedule of Investments
July 31, 2017 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 102.3%
Consumer Discretionary - 9.6%
General Motors Co. (d)	12,400	$446,152
Starbucks Corp. (d)	2,523	136,192
The Home Depot, Inc. (d)	1,449	216,770
Ulta Beauty, Inc. (a)(d)	834	209,509
		1,008,623
Consumer Staples - 9.3%
Constellation Brands, Inc. (d)	758	146,559
Philip Morris International, Inc. (d)	3,490	407,318
The Coca-Cola Co. (d)	9,280	425,395
		979,272
Energy - 8.4%
Chevron Corp. (d)	4,017	438,616
Royal Dutch Shell PLC - ADR (c)(d)	7,807	451,713
		890,329
Financials - 5.5%
Marsh & McLennan Companies, Inc. (d)	2,035	158,669
Primerica, Inc. (d)	1,442	116,874
S&P Global, Inc. (d)	890	136,695
SEI Investments Co. (d)	3,049	172,299
		584,537
Health Care - 10.5%
AbbVie, Inc. (d)	3,069	214,554
Align Technology, Inc. (a)(d)	1,286	215,058
Masimo Corp. (a)(d)	1,616	152,874
Pfizer, Inc. (d)	6,589	218,491
UnitedHealth Group, Inc.	750	143,857
Zoetis, Inc. (d)	2,701	168,867
		1,113,701
Industrials - 19.8%
Acuity Brands, Inc. (d)	600	121,590
CSX Corp. (d)	3,888	191,834
Cummins, Inc. (d)	946	158,834
Dycom Industries, Inc. (a)(d)	1,539	139,433
General Electric Co. (d)	15,335	392,729
Lennox International, Inc.	790	135,090
The Boeing Co. (d)	2,151	521,532
The Middleby Corp. (a)(d)	1,068	139,566
Verisk Analytics, Inc. (a)(d)	1,925	167,976
Wabtec Corp. (d)	1,587	119,596
		2,088,180
Information Technology - 29.3%
Alliance Data Systems Corp. (d)	415	100,193
Alphabet, Inc. - Class A (a)(d)	110	104,005
Alphabet, Inc. - Class C (a)(d)	102	94,911
Apple, Inc. (d)	1,983	294,932
Applied Optoelectronics, Inc. (a)	1,225	119,425
Broadcom Ltd. (c)(d)	1,053	259,733
Broadridge Financial Solutions, Inc. (d)	1,975	149,824
Cisco Systems, Inc. (d)	6,727	211,564
Cognizant Technology Solutions - Class A (d)	2,405	166,715
Electronic Arts, Inc. (a)(d)	1,237	144,407
Facebook, Inc. (a)(d)	1,954	330,715
Fiserv, Inc. (a)(d)	1,716	220,506
Global Payments, Inc. (d)	1,544	145,707
International Business Machines Co. (d)	1,391	201,236
Littelfuse, Inc.	868	156,396
MasterCard, Inc. (d)	1,919	245,248
ON Semiconductor Corp. (a)(d)	9,960	148,902
		3,094,419

Materials - 3.8%
Ecolab, Inc. (d)	1,464	192,765
Sherwin-Williams Co. (d)	606	204,386
		397,151
Real Estate - 2.0%
CBRE Group, Inc. (a)(d)	5,469	207,767

Telecommunication Services - 4.1%
AT&T, Inc. (d)	10,978	428,142
TOTAL COMMON STOCKS (Cost $7,843,697)		10,792,121

SHORT-TERM INVESTMENTS - 10.9%
MONEY MARKET FUNDS - 10.9%
Fidelity Government Portfolio - Class I, 0.87% (b)	1,152,780	1,152,780
TOTAL SHORT-TERM INVESTMENTS (Cost $1,152,780)		1,152,780
TOTAL INVESTMENTS (Cost $8,996,477) - 113.2%		11,944,901
Liabilities in Excess of Other Assets - (13.2)%		(1,395,652)
TOTAL NET ASSETS - 100.00%		$10,549,249

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of July 31, 2017
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital
Management, Inc.

Logan Capital Long/Short Fund
Schedule of Securities Sold Short
July 31, 2017 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 12.2%
Consumer Discretionary - 3.3%
Bob Evans Farms, Inc.	1,700	$117,606
O'Reilly Automotive, Inc.	500	102,150
Signet Jewelers Ltd. (a)	2,200	134,552
		354,308
Health Care - 2.1%
Abaxis, Inc.	1,700	79,900
Patterson Companies, Inc.	3,000	125,160
The Ensign Group, Inc.	600	13,422
		218,482
Industrials - 1.4%
Cubic Corp.	3,200	152,480

Information Technology - 4.4%
CommScope Holding Co., Inc.	2,500	91,950
Electronics For Imaging, Inc.	2,200	106,876
Finisar Corp.	3,840	104,525
Monotype Imaging Holdings, Inc.	5,500	103,675
Plantronics, Inc.	1,200	54,216
		461,242
Materials - 1.0%
GCP Applied Technologies, Inc.	3,500	106,050
TOTAL COMMON STOCKS (Proceeds $1,297,761)		1,292,562

EXCHANGE-TRADED FUNDS - 5.4%
SPDR S&P500 ETF Trust	2,300	567,571
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $555,599)		567,571
TOTAL SECURITIES SOLD SHORT (Proceeds $1,853,360) - 17.6%		$1,860,133

Percentages are stated as a percent of net assets.

(a)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital
Management, Inc.

Federal Income Tax Information
The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows:

	Logan Capital	Logan Capital
	Large Cap Growth*	Long/Short*

Cost of investments	$14,684,349	$8,996,477
Gross unrealized appreciation	11,175,764	3,021,104
Gross unrealized depreciation	(451,346)	(72,680)
Net unrealized appreciation	$10,724,418	$2,948,424

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2017 (Unaudited)
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes – Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

   The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events.
All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Large Cap Growth Fund's securities as of July 31, 2017:

Logan Capital Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,896,983	$-	$-	$5,896,983
Consumer Staples	2,318,115	-	-	2,318,115
Health Care	3,652,110	-	-	3,652,110
Industrials	2,262,339	-	-	2,262,339
Information Technology	10,528,773	-	-	10,528,773
Materials	378,080	-	-	378,080
Total Common Stocks	25,036,400	-	-	25,036,400
Short-Term Investments	372,367	-	-	372,367
Total Investments in Securities	$25,408,767	$-	$-	$25,408,767

The following is a summary of the fair valuation hierarchy of the Long/Short Fund's securities as of July 31, 2017:

Logan Capital Long/Short Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,008,623	$-	$-	$1,008,623
Consumer Staples	979,272	-	-	979,272
Energy	890,329	-	-	890,329
Financials	584,537	-	-	584,537
Health Care	1,113,701	-	-	1,113,701
Industrials	2,088,180	-	-	2,088,180
Information Technology	3,094,419	-	-	3,094,419
Materials	397,151	-	-	397,151
Real Estate	207,767	-	-	207,767
Telecommunication Services	428,142	-	-	428,142
Total Common Stocks	10,792,121	-	-	10,792,121
Short-Term Investments	1,152,780	-	-	1,152,780
Total Investments in Securities	$11,944,901	$-	$-	$11,944,901
Total Securities Sold Short	$1,860,133	$-	$-	$1,860,133

Refer to the Funds' Schedules of Investments for a detailed breakout of securities by industry classification. Transfers between levels are recognized at July 31, 2017, the end of the reporting period. The Funds recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the period ended July 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date  9/14/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
             Douglas G. Hess, President

Date  9/14/2017

By (Signature and Title)*   /s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date  9/14/2017
* Print the name and title of each signing officer under his or her signature.